Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant, and Equipment
Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	2 to 5 years

Schedule of Property, Plant, and Equipment

€ millions	Land and Buildings	Land and	Other Property,	Other Property,	Advance	Total
		Buildings Leased	Plant, and	Plant, and	Payments and
			Equipment	Equipment	Construction
				Leased	in Progress
12/31/2020	1,457	1,816	1,628	41	99	5,041
12/31/2021	1,609	1,801	1,450	40	77	4,977

Additions
2020	66	404	424	25	87	1,006
2021	144	313	518	23	69	1,067